Expense Example - Calamos High Income Opportunities Fund - Calamos High Income Opportunities Fund	Aug. 11, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 325
Expense Example, with Redemption, 3 Years	692
Expense Example, with Redemption, 5 Years	1,084
Expense Example, with Redemption, 10 Years	2,180
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	706
Expense Example, with Redemption, 5 Years	1,262
Expense Example, with Redemption, 10 Years	2,778
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	747
Expense Example, with Redemption, 10 Years	$ 1,726